Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity IFRS 9	Total FMC-AG & Co. KGaA shareholders' equity IFRS 16	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary Shares	Treasury Stock	Additional paid in capital	Retained earnings IFRS 9	Retained earnings IFRS 16	Retained earnings	Foreign currency translation	Cash Flow Hedges	Pensions	Noncontrolling Interests IFRS 16	Noncontrolling Interests	IFRS 9	IFRS 16	Total
Balance at beginning of period at Dec. 31, 2016			€ 9,977,657	€ 307,222	€ (50,993)	€ 3,960,115			€ 6,085,876	€ (26,019)	€ (38,107)	€ (260,437)		€ 1,073,475			€ 11,051,132
Balance at beginning of period (in shares) at Dec. 31, 2016				307,221,791	(999,951)
Proceeds from exercise of options and related tax effects			43,833	€ 889		42,944											43,833
Proceeds from exercise of options and related tax effects (in shares)				889,209
Compensation expense related to stock options			11,736			11,736											11,736
Purchase of treasury stock			(57,938)		€ (57,938)												(57,938)
Purchase of treasury stock (in shares)					(660,000)
Dividends paid			(293,973)						(293,973)								(293,973)
Purchase/sale of noncontrolling interests			(45,550)			(45,550)								28,421			(17,129)
Contributions from/to noncontrolling interests														(244,423)			(244,423)
Noncontrolling interests subject to put provisions			65,564						65,564								65,564
Net income			1,279,788						1,279,788					274,746			1,554,534
Other comprehensive income (loss) related to:
Foreign currency translation			(1,160,038)							(1,177,885)	195	17,652		(124,135)			(1,284,173)
Cash flow hedges, net of related tax effects			19,576								19,576						19,576
Pensions, net of related tax effects			(20,553)									(20,553)					(20,553)
Total comprehensive income			118,773											150,611			269,384
Balance at end of period at Dec. 31, 2017			9,820,102	€ 308,111	€ (108,931)	3,969,245			7,137,255	(1,203,904)	(18,336)	(263,338)		1,008,084			10,828,186
Balance at end of period (in shares) at Dec. 31, 2017				308,111,000	(1,659,951)
Adjustment due to initial application at Dec. 31, 2017	€ (5,076)						€ (5,076)								€ (5,076)
Adjusted balance at Dec. 31, 2017			9,815,026	€ 308,111	€ (108,931)	3,969,245			7,132,179	(1,203,904)	(18,336)	(263,338)		1,008,084			10,823,110
Adjusted balance (in shares) at Dec. 31, 2017				308,111,000	(1,659,951)
Proceeds from exercise of options and related tax effects			38,777	€ 859		37,918											38,777
Proceeds from exercise of options and related tax effects (in shares)				858,652
Compensation expense related to stock options			6,713			6,713											6,713
Purchase of treasury stock			(37,221)		€ (37,221)												(37,221)
Purchase of treasury stock (in shares)					(431,000)
Withdrawal of treasury stock				€ (1,091)	€ 95,159	(94,068)
Withdrawal of treasury stock (in shares)				(1,091,000)	1,091,000
Dividends paid			(324,838)						(324,838)								(324,838)
Purchase/sale of noncontrolling interests			(46,463)			(46,463)								63,939			17,476
Contributions from/to noncontrolling interests														(214,167)			(214,167)
Noncontrolling interests subject to put provisions			42,665						42,665								42,665
Net income			1,981,924						1,981,924					243,733			2,225,657
Other comprehensive income (loss) related to:
Foreign currency translation			285,359							292,431	(18)	(7,054)		41,958			327,317
Cash flow hedges, net of related tax effects			16,826								16,826						16,826
Pensions, net of related tax effects			(20,357)									(20,357)					(20,357)
Total comprehensive income			2,263,752											285,691			2,549,443
Balance at end of period at Dec. 31, 2018			11,758,411	€ 307,879	€ (50,993)	3,873,345			8,831,930	(911,473)	(1,528)	(290,749)		1,143,547			€ 12,901,958
Balance at end of period (in shares) at Dec. 31, 2018				307,878,652	(999,951)												307,878,652
Adjustment due to initial application at Dec. 31, 2018		€ (120,809)						€ (120,809)					€ (15,526)			€ (136,335)
Adjusted balance at Dec. 31, 2018			11,637,602	€ 307,879	€ (50,993)	3,873,345			8,711,121	(911,473)	(1,528)	(290,749)		1,128,021			€ 12,765,623
Adjusted balance (in shares) at Dec. 31, 2018				307,878,652	(999,951)
Proceeds from exercise of options and related tax effects			17,195	€ 329		16,866											17,195
Proceeds from exercise of options and related tax effects (in shares)				328,996
Compensation expense related to stock options			1,992			1,992											1,992
Purchase of treasury stock			(589,305)		€ (589,305)												(589,305)
Purchase of treasury stock (in shares)					(8,878,450)
Withdrawal of treasury stock				€ (3,771)	€ 269,796	(266,025)
Withdrawal of treasury stock (in shares)				(3,770,772)	3,770,772
Dividends paid			(354,636)						(354,636)								(354,636)
Purchase/sale of noncontrolling interests			(18,516)			(18,516)								102,341			83,825
Contributions from/to noncontrolling interests														(220,222)			(220,222)
Noncontrolling interests subject to put provisions			(101,243)						(101,243)								(101,243)
Net income			1,199,619						1,199,619					238,881			1,438,500
Other comprehensive income (loss) related to:
Foreign currency translation			243,532							246,486	27	(2,981)		20,303			263,835
Cash flow hedges, net of related tax effects			(8,959)								(8,959)						(8,959)
Pensions, net of related tax effects			(69,368)									(69,368)					(69,368)
Total comprehensive income			1,364,824											259,184			1,624,008
Balance at end of period at Dec. 31, 2019			€ 11,957,913	€ 304,437	€ (370,502)	€ 3,607,662			€ 9,454,861	€ (664,987)	€ (10,460)	€ (363,098)		€ 1,269,324			€ 13,227,237
Balance at end of period (in shares) at Dec. 31, 2019				304,436,876	(6,107,629)												304,436,876